Financial instruments and risk management - Liquidity risk (Details) - Liquidity risk R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	R$ 23,243,230
Financial liabilities, undiscounted cash flows	37,970,147
Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	6,164,684
Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	4,201,584
Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	4,727,334
Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	6,038,147
After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, undiscounted cash flows	16,838,398
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	2,561,727
Non-derivative financial liabilities, undiscounted cash flows	2,561,727
Accounts payable | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,238,668
Accounts payable | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	156,889
Accounts payable | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	83,670
Accounts payable | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	41,168
Accounts payable | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	41,332
Accounts payable – Supplier finance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	157,801
Non-derivative financial liabilities, undiscounted cash flows	157,801
Accounts payable – Supplier finance | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	157,801
Accounts payable – Supplier finance | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Accounts payable – Supplier finance | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Accounts payable – Supplier finance | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Accounts payable – Supplier finance | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Loans and financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	7,360,514
Non-derivative financial liabilities, undiscounted cash flows	7,439,673
Loans and financing | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	874,925
Loans and financing | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	767,353
Loans and financing | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	935,286
Loans and financing | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,276,106
Loans and financing | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,586,003
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	12,520,812
Non-derivative financial liabilities, undiscounted cash flows	27,168,570
Lease liabilities | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,498,180
Lease liabilities | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,206,765
Lease liabilities | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,641,808
Lease liabilities | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,610,754
Lease liabilities | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	14,211,063
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	421,034
Derivative financial liabilities, undiscounted cash flows	421,034
Derivative financial instruments | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	173,768
Derivative financial instruments | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	70,577
Derivative financial instruments | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	66,570
Derivative financial instruments | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	110,119
Derivative financial instruments | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount	221,342
Non-derivative financial liabilities, undiscounted cash flows	221,342
Reimbursement to customers | Year two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	221,342
Reimbursement to customers | Year three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers | Year four
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers | Year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Reimbursement to customers | After year five
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 0